Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Entity Central Index Key	0001631487
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Registrant Name	CollPlant Biotechnologies Ltd.
Current Fiscal Year End Date	--12-31
Entity File Number	001-38370